SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of common stock subject to possible redemption

At June 30, 2022 and December 31, 2021, the common stock reflected in the condensed consolidated balance sheet is reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds Allocated to Public Warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption	$116,725,000

Gross proceeds	$115,000,000
Less:
Proceeds Allocated to Public Warrants	(12,483,555)
Common stock issuance costs	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322
Common stock subject to possible redemption	$116,725,000

Summary of calculation of basic and diluted net loss per common stock

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

				For the period from
				March 5, 2021
	Three Months Ended		Six Months Ended	(Inception) through
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	Common Stock	Common Stock	Common Stock	Common Stock
Basic and diluted net loss per of common stock
Numerator:
Allocation of net loss, as adjusted	$659,459	$5,000	$1,186,819	$5,000
Denominator:
Basic and diluted weighted average shares outstanding, non- redeemable common stock	14,932,000	2,500,000	14,932,000	2,500,000
Basic and diluted net loss per share, non-redeemable common stock	$(0.04)	$0.00	$(0.08)	$0.00